Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.4%
	Federal Home Loan Mortgage Corporation—31.0%
$3,334,425	2.000%, 9/1/2050	$ 2,913,883
3,285,120	2.000%, 12/1/2050	2,868,743
3,469,220	2.000%, 3/1/2051	3,026,256
3,542,038	2.000%, 4/1/2051	3,087,564
642,176	2.500%, 9/1/2034	616,760
973,663	2.500%, 9/1/2051	877,091
1,238,986	2.500%, 1/1/2052	1,115,614
981,251	2.500%, 2/1/2052	883,927
557,465	3.000%, 3/1/2032	552,105
717,791	3.000%, 2/1/2033	710,440
1,079,971	3.000%, 1/1/2043	1,032,247
346,925	3.000%, 10/1/2045	329,860
586,314	3.000%, 11/1/2045	557,473
408,874	3.000%, 10/1/2046	387,228
1,100,269	3.000%, 10/1/2046	1,044,702
623,412	3.000%, 11/1/2046	589,824
1,578,011	3.000%, 1/1/2047	1,492,992
1,545,788	3.000%, 2/1/2047	1,462,505
306,338	3.000%, 8/1/2050	287,464
591,366	3.000%, 2/1/2052	551,928
1,947,955	3.000%, 2/1/2052	1,818,654
3,844,100	3.500%, 7/1/2042	3,800,662
2,242,142	3.500%, 9/1/2043	2,202,551
1,041,842	3.500%, 5/1/2046	1,019,539
945,122	3.500%, 10/1/2046	924,889
797,434	3.500%, 10/1/2046	779,864
367,479	3.500%, 11/1/2047	359,153
156,781	4.000%, 8/1/2025	158,314
2,120,531	4.000%, 12/1/2041	2,146,551
247,343	4.000%, 1/1/2042	250,366
532,178	4.000%, 9/1/2047	532,540
597,623	4.000%, 10/1/2047	595,695
269,155	4.000%, 11/1/2047	269,169
404,268	4.000%, 12/1/2047	404,164
291,286	4.000%, 2/1/2048	290,474
376,041	4.000%, 4/1/2048	375,709
272,091	4.000%, 6/1/2048	271,987
1,992,218	4.000%, 3/1/2052	1,969,760
15,814	4.500%, 2/1/2024	15,925
48,309	4.500%, 6/1/2024	48,664
38,071	4.500%, 11/1/2039	39,327
203,941	4.500%, 4/1/2040	210,992
491,130	4.500%, 5/1/2040	508,409
307,068	4.500%, 5/1/2040	317,914
146,828	4.500%, 8/1/2040	151,960

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 369,002	4.500%, 9/1/2040	$ 382,098
605,208	4.500%, 9/1/2040	626,685
792,689	4.500%, 9/1/2041	818,223
199,978	4.500%, 2/1/2048	204,289
1,500,000	4.500%, 6/1/2052	1,530,036
240,832	5.000%, 1/1/2034	251,831
553,974	5.000%, 5/1/2034	579,562
53,466	5.000%, 2/1/2039	56,167
174,548	5.000%, 3/1/2039	183,383
111,576	5.000%, 7/1/2039	117,295
327,324	5.000%, 9/1/2039	343,096
461,476	5.000%, 10/1/2039	483,783
1,506,066	5.500%, 5/1/2034	1,600,664
197,319	5.500%, 12/1/2035	211,385
103,021	5.500%, 5/1/2036	110,565
20,457	5.500%, 6/1/2036	22,008
412,311	5.500%, 6/1/2036	443,360
15,447	5.500%, 9/1/2037	16,606
15,169	6.000%, 2/1/2032	16,278
130,717	6.500%, 10/1/2037	146,061
14,796	6.500%, 4/1/2038	16,510
40,729	6.500%, 10/1/2038	45,661
4,405	6.500%, 10/1/2038	4,940
21,783	7.500%, 1/1/2027	23,175
2,249	7.500%, 12/1/2029	2,468
49,187	7.500%, 5/1/2030	52,650
16,657	7.500%, 1/1/2031	18,452
32,518	7.500%, 2/1/2031	36,003
	TOTAL	52,195,072
	Federal National Mortgage Association—56.7%
2,755,232	2.000%, 10/1/2050	2,406,017
3,221,141	2.000%, 11/1/2050	2,812,873
3,404,973	2.000%, 2/1/2051	2,970,213
3,822,073	2.000%, 2/1/2051	3,334,056
3,556,229	2.000%, 4/1/2051	3,099,933
2,637,226	2.000%, 4/1/2051	2,302,967
4,530,075	2.000%, 5/1/2051	3,948,826
3,074,202	2.000%, 11/1/2051	2,673,991
3,173,219	2.000%, 1/1/2052	2,760,117
489,754	2.500%, 2/1/2028	475,728
595,024	2.500%, 9/1/2034	571,474
657,021	2.500%, 9/1/2034	631,017
8,427,414	2.500%, 5/1/2051	7,600,765
1,529,146	2.500%, 7/1/2051	1,379,151
948,820	2.500%, 11/1/2051	854,712
960,618	2.500%, 12/1/2051	865,339
4,900,518	2.500%, 12/1/2051	4,414,464
1,130,082	2.500%, 1/1/2052	1,017,554
962,048	2.500%, 1/1/2052	866,252
983,401	2.500%, 2/1/2052	885,479

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 698,074	3.000%, 10/1/2046	$ 661,118
1,032,212	3.000%, 11/1/2046	976,599
1,637,761	3.000%, 11/1/2046	1,551,058
586,259	3.000%, 1/1/2047	554,673
788,012	3.000%, 1/1/2047	745,556
503,590	3.000%, 2/1/2047	478,503
675,119	3.000%, 7/1/2049	635,422
1,825,987	3.000%, 9/1/2050	1,713,485
1,884,209	3.000%, 5/1/2051	1,764,586
1,760,558	3.000%, 5/1/2051	1,651,812
1,896,482	3.000%, 10/1/2051	1,772,673
1,960,794	3.000%, 12/1/2051	1,830,795
1,524,486	3.000%, 12/1/2051	1,423,890
597,298	3.500%, 6/1/2037	594,239
4,754,751	3.500%, 9/1/2042	4,670,793
2,623,686	3.500%, 12/1/2042	2,577,358
2,597,798	3.500%, 8/1/2046	2,542,185
349,599	3.500%, 8/1/2046	342,006
702,213	3.500%, 9/1/2046	687,839
957,910	3.500%, 10/1/2047	935,009
342,746	3.500%, 11/1/2047	334,552
804,238	3.500%, 1/1/2048	784,759
994,504	3.500%, 5/1/2052	959,617
1,962,038	4.000%, 12/1/2031	1,981,767
475,454	4.000%, 2/1/2041	481,766
1,242,651	4.000%, 12/1/2041	1,259,078
916,865	4.000%, 4/1/2042	928,146
925,619	4.000%, 6/1/2044	933,769
193,027	4.000%, 9/1/2046	193,400
542,805	4.000%, 6/1/2047	543,853
345,274	4.000%, 11/1/2047	344,727
593,396	4.000%, 12/1/2047	593,846
361,512	4.000%, 1/1/2048	362,973
302,918	4.000%, 2/1/2048	302,746
366,195	4.000%, 2/1/2048	365,872
635,573	4.000%, 2/1/2048	635,608
203,153	4.000%, 2/1/2048	203,037
352,741	4.000%, 2/1/2048	351,758
108,071	4.000%, 3/1/2048	107,976
293,175	4.000%, 5/1/2048	292,641
137,238	4.000%, 6/1/2048	136,989
270,834	4.000%, 6/1/2048	270,341
996,415	4.000%, 5/1/2052	984,560
1,500,000	4.000%, 7/1/2052	1,482,153
369,955	4.500%, 10/1/2040	383,132
1,004,722	4.500%, 3/1/2041	1,037,085
31,178	4.500%, 6/1/2041	32,182
1,400,000	4.500%, 6/1/2052	1,410,096
47,536	5.000%, 1/1/2024	47,949
631,118	5.000%, 7/1/2034	660,617

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 39,178	5.000%, 11/1/2035	$ 41,151
265,142	5.000%, 1/1/2039	278,778
350,837	5.000%, 7/1/2039	367,756
40,829	5.000%, 10/1/2039	42,872
379,279	5.000%, 11/1/2039	398,067
164,313	5.000%, 12/1/2039	172,261
37,200	5.000%, 1/1/2040	39,005
318,212	5.500%, 9/1/2034	339,446
7,151	6.000%, 10/1/2028	7,558
4,963	6.000%, 11/1/2028	5,250
76	6.000%, 12/1/2028	80
2,041	6.000%, 12/1/2028	2,064
2,800	6.000%, 12/1/2028	2,901
6,076	6.000%, 12/1/2028	6,407
4,233	6.000%, 12/1/2028	4,463
675	6.000%, 1/1/2029	705
4,953	6.000%, 1/1/2029	5,225
1,181	6.000%, 1/1/2029	1,239
264	6.000%, 1/1/2029	278
11,063	6.000%, 1/1/2029	11,645
401	6.000%, 3/1/2029	424
240	6.000%, 3/1/2029	254
24,266	6.000%, 5/1/2029	25,613
19,603	6.000%, 5/1/2029	20,680
307	6.000%, 11/1/2029	324
17,502	6.000%, 11/1/2029	18,471
3,574	6.000%, 4/1/2031	3,819
307,922	6.000%, 11/1/2034	333,925
21,024	6.000%, 5/1/2036	22,933
17,184	6.000%, 6/1/2036	18,754
35,162	6.000%, 7/1/2036	38,476
64,865	6.000%, 9/1/2037	70,666
130,509	6.000%, 2/1/2038	142,510
57,710	6.000%, 4/1/2038	63,088
20,126	6.500%, 5/1/2031	21,765
25,075	6.500%, 4/1/2032	27,445
110,683	6.500%, 9/1/2036	123,164
319,689	6.500%, 8/1/2037	356,140
19,074	7.000%, 8/1/2028	20,525
20,351	7.000%, 10/1/2028	21,845
16,706	7.000%, 6/1/2029	18,117
165	7.000%, 11/1/2031	183
5,225	7.000%, 11/1/2031	5,796
37,042	7.000%, 12/1/2031	40,834
3,591	7.000%, 12/1/2031	3,958
746	7.000%, 1/1/2032	823
831	7.500%, 1/1/2030	913
	TOTAL	95,516,118
	Government National Mortgage Association—1.7%
1,701,098	3.500%, 2/20/2048	1,665,561

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 103,801		5.000%, 11/20/2038	$ 108,310
34,845		5.000%, 12/20/2038	36,369
72,060		5.000%, 5/20/2039	75,240
256,847		5.000%, 8/20/2039	268,251
114,449		5.000%, 9/20/2039	119,544
123,572		5.500%, 12/20/2038	131,765
100,256		6.000%, 9/20/2038	109,199
4,862		7.500%, 12/15/2023	4,945
6,468		7.500%, 1/15/2026	6,803
5,448		7.500%, 2/15/2026	5,735
105,652		7.500%, 2/15/2028	112,932
514		7.500%, 7/15/2029	557
536		7.500%, 7/15/2029	581
396		7.500%, 9/15/2029	427
2,213		7.500%, 9/15/2029	2,387
1,346		7.500%, 10/15/2029	1,426
8,302		7.500%, 10/15/2029	8,987
3,125		7.500%, 10/15/2029	3,374
4,547		7.500%, 10/15/2029	4,944
44,994		7.500%, 6/15/2030	49,148
18,800		7.500%, 6/15/2030	20,141
34,072		7.500%, 7/15/2030	37,218
62,125		8.250%, 10/15/2030	68,766
		TOTAL	2,842,610
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $158,814,839)	150,553,800
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
		Government National Mortgage Association—0.9%
822,590	[1]	REMIC, Series 2013-158, Class AB, 3.092% (1-month USLIBOR +0.000%), 8/16/2053	802,529
714,262		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	694,312
		TOTAL	1,496,841
		Non-Agency Mortgage-Backed Securities—5.4%
102,800		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	11,375
194,887		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	188,316
1,815,135		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,551,444
2,328,739		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	2,074,670
2,231,410		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,907,245
2,210,452		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,889,332
31,852	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 6.000%, 7/26/2024	8,004
1,866,869		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,590,995
		TOTAL	9,221,381
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,894,624)	10,718,222
		ASSET-BACKED SECURITIES—2.5%
		Single Family Rental Securities—1.0%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	931,933
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	690,766
		TOTAL	1,622,699
		Student Loans—1.5%
947,944		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	889,589
666,140		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	621,911

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$1,052,787	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 2.424% (1-month USLIBOR +1.100%), 7/15/2053	$ 1,058,062
		TOTAL	2,569,562
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,375,544)	4,192,261
		INVESTMENT COMPANY—2.2%
3,695,325		Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[3] (IDENTIFIED COST $3,695,325)	3,695,325
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $178,780,332)	169,159,608
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(687,329)
		TOTAL NET ASSETS—100%	$168,472,279
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2022	$9,530,284
Purchases at Cost	$21,074,709
Proceeds from Sales	$(26,909,668)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2022	$3,695,325
Shares Held as of 6/30/2022	3,695,325
Dividend Income	$6,060

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over the counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$150,553,800	$—	$150,553,800
Collateralized Mortgage Obligations	—	10,718,222	—	10,718,222
Asset-Backed Securities	—	4,192,261	—	4,192,261
Investment Company	3,695,325	—	—	3,695,325
TOTAL SECURITIES	$3,695,325	$165,464,283	$—	$169,159,608

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit